Business Combination (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Business Combination, Separately Recognized Transactions
Current assets	$ 38,736
Long-lived assets	26,794
Bargain purchase gain	(17,932)
Intangible assets	694,000
Deferred maintenance liability	(299,634)
Fair value of net assets acquired	459,896
Cash paid for acquisition	441,964
Gain from bargain purchase	17,932
Total purchase price	$ 459,896